EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.6%
	AUSTRALIA — 1.7%
630,000	Telstra Corp. Ltd.	$1,751,376
	BRAZIL — 4.7%
700,000	Ambev S.A. - ADR	1,981,000
352,000	Banco Bradesco S.A. - ADR	1,510,080
150,000	Itau Unibanco Holding S.A. - ADR	708,000
40,000	Vale S.A. - ADR	607,200
		4,806,280
	CANADA — 18.9%
220,000	Alamos Gold, Inc. - Class A	1,502,600
22,000	Bank of Nova Scotia	1,584,581
191,000	Barrick Gold Corp.	3,657,650
35,000	BCE, Inc.	1,828,194
60,000	Canadian Utilities Ltd. - Class A	1,743,077
220,000	Equinox Gold Corp. *	1,265,000
91,047	Freehold Royalties Ltd.	941,841
500,000	IAMGOLD Corp. *	1,210,000
28,000	Nutrien Ltd.	1,954,400
50,000	Power Corp. of Canada	1,607,143
526,000	Yamana Gold, Inc.	2,167,120
		19,461,606
	CHILE — 1.5%
89,979	Cia Cervecerias Unidas S.A. - ADR	1,499,950
	FRANCE — 9.1%
40,000	Bouygues S.A.	1,410,705
18,700	Danone S.A.	1,165,986
186,000	Engie S.A.	2,861,069
30,000	Societe BIC S.A.	1,708,200
40,000	TotalEnergies S.E. - ADR	2,272,000
		9,417,960
	GERMANY — 6.3%
19,000	BASF S.E.	1,455,215
45,000	Bayer A.G.	2,733,969
29,141	Daimler A.G.	2,325,308
		6,514,492
	NETHERLANDS — 3.5%
70,000	Shell PLC - ADR *	3,598,000

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND — 1.4%
1,849,000	Kiwi Property Group Ltd.	$1,380,850
42,492	SKY Network Television Ltd. *	67,381
		1,448,231
	NORWAY — 6.1%
100,000	Equinor A.S.A. - ADR	2,755,000
200,000	Norsk Hydro A.S.A.	1,537,063
122,900	Telenor A.S.A.	2,031,111
		6,323,174
	SINGAPORE — 5.5%
50,000	DBS Group Holdings Ltd.	1,313,294
350,000	Singapore Technologies Engineering Ltd.	972,772
1,200,000	Singapore Telecommunications Ltd.	2,175,811
2,709,861	Starhill Global REIT - REIT	1,247,619
		5,709,496
	SOUTH KOREA — 0.9%
34,955	SK Telecom Co., Ltd. - ADR	917,219
	SPAIN — 3.8%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,276,958
560,000	Telefonica S.A.	2,610,502
		3,887,460
	SWEDEN — 3.2%
261,000	Betsson A.B. *	1,460,350
45,000	Lundin Energy A.B.	1,830,045
		3,290,395
	SWITZERLAND — 1.0%
11,696	Novartis A.G. - ADR	1,016,499
	UNITED KINGDOM — 14.8%
110,000	BP PLC - ADR	3,401,200
111,000	British American Tobacco PLC - ADR	4,769,670
36,240	GlaxoSmithKline PLC - ADR	1,624,277
300,000	John Wood Group PLC *	903,026
20,650	Unilever PLC - ADR	1,061,203
2,000,000	Vodafone Group PLC	3,511,565
		15,270,941
	UNITED STATES — 7.2%
70,000	Newmont Corp.	4,281,900

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
31,000	Philip Morris International, Inc.	$3,188,350
		7,470,250
	TOTAL COMMON STOCKS
	(Cost $88,545,062)	92,383,329
	EXCHANGE-TRADED FUNDS — 1.1%
	UNITED STATES — 1.1%
30,800	VanEck Vectors Junior Gold Miners ETF - ETF	1,180,564
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $802,088)	1,180,564

Principal Amount
	SHORT-TERM INVESTMENTS — 8.9%
$9,127,876	UMB Bank demand deposit, 0.010% [1]	9,127,876
	Total Short-Term Investments
	(Cost $9,127,876)	9,127,876
	TOTAL INVESTMENTS — 99.6%
	(Cost $98,475,026)	102,691,769
	Other Assets in Excess of Liabilities — 0.4%	376,577
	TOTAL NET ASSETS — 100.0%	$103,068,346

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.